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[AIM LOGO APPEARS HERE]
--Registered Trademark--

P.O. Box 4333
Houston, TX 77210-4333
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173
713-626-1919

A I M Advisors, Inc.

June 2, 2000

VIA EDGAR
---------


Securities and Exchange Commission
Judiciary Plaza
450 Fifth St., N.W.
Washington, D.C. 20549

Re:  Tax-Free Investments Co.
     CIK No. 0000205010

Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 ("1933 Act"), the undersigned certifies on behalf of Tax-Free Investments Co. (the "Fund") that the form of Prospectuses relating to the Cash Management Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class of the Cash Reserve Portfolio that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 29 to the Fund's Registration Statement on Form N-1A. Such Post-Effective Amendment No. 29 is the most recent Amendment to the Fund's Registration Statement which was filed electronically with the Securities and Exchange Commission on May 22, 2000.

Please send copies of all correspondence with respect to this certificate to the undersigned, or contact me at (713)214-1414.

Very truly yours,

/s/  STEPHEN I. WINER
----------------------------
Stephen I. Winer
Counsel

A Member of the AMVESCAP Group